Document and Entity Information Document	Sep. 23, 2026
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.01 par value
Amendment Flag	false
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity File Number	1-5231
Entity Tax Identification Number	36-2361282
Entity Address, Address Line One	110 North Carpenter Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	630
Local Phone Number	623-3000
Entity Registrant Name	MCDONALDS CORP
Entity Central Index Key	0000063908
Trading Symbol	MCD
Security Exchange Name	NYSE
Pre-commencement Tender Offer	false